COMMON SHARES	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Stockholders' Equity Note [Abstract]
COMMON SHARES

NOTE 8 – COMMON SHARES:

On October 21, 2015 the Company issued 10,114,848 shares of common stock of the Company for the aggregate purchase price of $214,527. Such issuance was made pursuant to the April 15, 2015, Subscription Agreement with Dr. Borenstein Ltd. (the “April Borenstein Subscription Agreement”).

On October 12, 2015, the Company issued 375,000 shares of common stock to a consultant in respect of its general advisory services and strategic planning consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $22,586.

On October 26, 2015, the Company issued 690,000 shares of common stock to a consultant in respect of his consulting agreements with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $25,803.

On December 2, 2015, the Company issued 625,000 shares of common stock to a consultant in respect of his consulting agreements with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $43,411.

On December 2, 2015, the Company issued 745,000 shares of common stock to a consultant in respect of his consulting agreements with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $16,544.

In July 2015, the Company conducted a private placement of up to $250,000 of the company’s common stock at $0.0176 per share to certain accredited investors (the “July 2015 Offering”). On December 2, 2015, the Company closed on the July Offering, resulting in gross proceeds to the Company of $225,526, and agreed to issue 21,588,871 shares of our common stock at $0.0104 per share (the “July 2015 Shares”), pursuant to certain subscription agreements (the “July Offering Subscription Agreements”). All investors in the July Offering were part of group led by a member of our Board of Directors, and one of the investors included a company in which he is the chief executive officer, but has no equity interest. The proceeds to the Company of the July Offering were received in December 2015, and were used to finance a portion of the closing of the acquisitions of the purchase of the SPVs by Blueshpere Pavia.

NOTE 8 – COMMON SHARES

On January 26, 2016, the Company issued 1,000,000 shares of Common Stock, pursuant to a subscription agreement dated June 12, 2015.

On February 1, 2016 the Company issued 540,000 shares Common Stock to a consultant in respect of his consulting services for the Company. The Company has estimated the fair value of such shares, and recorded an expense of $108,327.

In February 2016, the Company conducted an offering (the “February Offering”) consisting of (a) up to USD $1,925,000 of the Company’s shares of Common Stock, priced at the closing price for shares of Common Stock, as reported on the OTCQB Venture Marketplace, on the trading day prior to the closing of the February Offering, and (b) 5-year warrants to purchase shares of Common Stock in an amount equal to 50% of the number of shares of Common Stock so purchased by the subscriber (the “February Warrants”, together with the shares of Common Stock subscribed for, the “February Securities”). The February Securities have been offered pursuant to subscription agreements with each investor (the “February Subscription Agreement”). In addition to other customary provisions, each February Subscription Agreement provides that the Company will use its reasonable commercial efforts to register all shares of Common Stock sold in the February Offering, including all shares of Common Stock underlying the February Warrants, within 60 days of the closing of the February Offering. The February Warrants are exercisable for 5 years from the date of issuance at $0.10 per share, include an option by which the holder may exercise the February Warrant by means of a cashless exercise, and include customary weighted-average price adjustment and anti-dilution terms. On February 15, 2016, the Company completed the only closing of the February Offering, representing aggregate gross proceeds to the Company of $1,925,000. In connection with the closing, the Company and subscribers entered into (a) February Subscription Agreements for, in the aggregate, 35,000,000 shares of Common Stock at $0.055 per share, and (b) February Warrants to purchase, in the aggregate, up to 17,500,000 shares of Common Stock at an exercise price of $0.10 per share. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $933,358 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

The Company engaged Maxim Group LLC (“Maxim”) to assist in the February Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the February Offering, warrants to purchase, in the aggregate, up to 2,800,000 shares of Common Stock at an exercise price of $0.0605 per share and to purchase, in the aggregate, up to 1,400,000 shares of Common Stock at an exercise price of $0.11 per share. The Company has estimated the fair value of such warrants at a value of $224,413 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

On March 15, 2016, the Company issued 85,000 shares of Common Stock to a consultant in respect of his consulting services for the Company. The Company has estimated the fair value of such shares, and recorded an expense of $5,685.

On April 13, 2016, the Company issued 1,000,000 shares of Common Stock to a consultant in consideration for corporate finance, investor communications and financial and investor public relations services. The Company has estimated the fair value of such shares, and recorded an expense of $72,733 in second fiscal quarter of 2016 and $10,267 in first fiscal quarter of 2016. On June 13, 2016 and per the consulting agreement the Company issued an additional 1,000,000 shares of common stock as a service bonus since the agreement was not terminated prior to June 9, 2016. The Company has estimated the fair value of such shares, and recorded an expense of $89,000.

On April 13, 2016, the Company issued an aggregate of 875,000 shares of Common Stock to a consultant, pursuant to consulting agreements dated September 1, 2015 and March 1, 2016, in consideration for investor relations and communications services. The Company has estimated the fair value of such shares, and recorded an expense of $42,467.

On May 18, 2016, a 1.5-year warrant to purchase shares of Common Stock, dated May 4, 2015, was exercised into 700,000 shares of Common Stock at an exercise price of $0.058 per share, for total consideration of $40,235.

On June 2, 2016, we issued 13,930,742 shares of our Common Stock in consideration of $145,525 pursuant to all but one of the July 2015 Offering Subscription Agreements, with the issuance of the remaining 7,658,129 shares of our Common Stock currently in process.

On June 13, 2016 the Company issued 7,103,467 shares of Common Stock to several officers, directors, employees and/or consultants of the Company. All shares were issued pursuant to the Company’s Global Share and Options Incentive Enhancement Plan (2014) (the “2014 Incentive Plan and the Company’s Global Share Incentive Plan (2010). The Company has estimated and recorded the fair value of such shares as an expense of $632,208 which was recorded through the vesting periods.

On June 26, 2016 the Company issued 500,000 shares of Common Stock in order to complete its obligations under the Share Purchase Agreement from 2015.

On July 14, 2016 the Company cancelled 85,000 shares of Common Stock that were issued in error.

In June and July 2016, The Company conducted an offering (the “June Offering”) consisting of (a) up to USD $3,000,000 of shares of Common Stock, priced at the closing price for shares of Common Stock, as reported on the OTCQB Venture Marketplace on the trading day prior to each respective closing of the June Offering, and (b) five-year warrants (the “June Warrants”, together with the shares of Common Stock subscribed for, the “June Securities”) to purchase shares of Common Stock in an amount equal to one hundred percent (100%) of the number of shares of Common Stock so purchased by the subscriber, with an exercise price equal to the per share price of the Common Stock or $0.011 per share, whichever is greater. The June Securities were offered pursuant to subscription agreements with each subscriber (the “June Subscription Agreement”). In addition to other customary provisions, each June Subscription Agreement provides that the Company will use its reasonable commercial efforts to register all shares of Common Stock sold in the June Offering, including all shares of Common Stock underlying the June Warrants, within twenty (20) days of the final closing of the June Offering. Each June Subscription Agreement also provides that if, during the period beginning on the date of the first closing of the June Offering and ending on the six month anniversary thereof, the Company completes (a) a subsequent closing of the June Offering or (b) a public or private offering and sale of USD $1,000,000 or more of Common Stock or warrants to purchase Common Stock, where such subsequent closing or offering, as applicable, provides for material deal terms and conditions more favorable than are contained in such June Subscription Agreement, then the June Subscription Agreement will be deemed modified to provide the applicable subscriber with the more favorable deal terms and conditions, and the Company will take all reasonable steps necessary to amend the June Securities and/or issue new securities to the applicable subscriber reflecting such more favorable material deal terms and conditions (the “June MFN Rights”). The June Warrants are exercisable for five years from the date of issuance, include an option by which the holder may exercise the June Warrant by means of a cashless exercise, and include customary weighted-average price adjustment and anti-dilution terms. On July 26, 2016, the Company completed closings of the June Offering, both such closings representing aggregate gross proceeds to the Company of USD $1,370,000. In connection with both closings, the Company and subscribers entered into (a) June Subscription Agreements for 18,266,668 shares of Common Stock at $0.075 per share, and (b) June Warrants to purchase up to 18,266,668 shares of Common Stock at an exercise price of $0.11 per share. The subscriber in the July 7, 2016 closing received an adjustment to its June Securities pursuant to its June MFN Rights. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140,462 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

The Company engaged Maxim Group LLC to assist in the June Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, in connection with both closings, Maxim received commissions equal to 4.44% of the gross proceeds raised, warrants to purchase up to 928,000 shares of Common Stock at an exercise price of $0.0825 per share, and warrants to purchase up to 928,000 shares of Common Stock at an exercise price of $0.121 per share. The Company has estimated the fair value of such warrants at a value of $116,561 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

On August 7, 2016, the Company issued 143,000 shares of Common Stock, in consideration for past capital advisory services rendered to the Company. The Company has estimated the fair value of such shares, and recorded an expense of $11,440.

On August 16, 2016 the Company issued 400,000 shares of Common Stock in satisfaction of debt of $24,000.

On September 15, 2016, the Company issued 500,000 shares of Common Stock to a consultant in consideration for communications and investor relations services. The Company has estimated the fair value of such shares, and recorded an expense of $19,983.

On September 15, 2016, the Company issued 500,000 shares of Common Stock to a consultant in consideration for communications and investor relations services. The Company has estimated the fair value of such shares, and recorded an expense of $34,450.

NOTE 6 – COMMON SHARES:

On October 25, 2012 the Company entered into a Subscription Agreement with a non-US investor for the sale of 88,496 shares of common stock for an aggregated amount of $20,000.

On October 25, 2012 the Company entered into an agreement with a non-US investor to sell 380,531 shares of common stock for an aggregated amount of $50,000.

On November 5, 2012 the Company entered into an agreement with a non-US investor to sell 265,487 shares of common stock at December 25, 2012 for an aggregated amount of $70,000.

On November 5, 2012 the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On November 20, 2012, the Company agreed to issue 331,859 shares of the Company. Such shares have been issued on January 11, 2013 and were valued based on the share price of the Company to be $101 thousands.

On December 20 2012, the Company entered into an agreement with a non-US investor to sell 309,735 shares of common stock at a price of $0.32286 per share for $100,000 and to purchase another 154,868 shares of common stock for $50,000 in January 2013 and another 154,868 shares of common stock for $50,000 in February 2013. Additionally, the Company was (i) obligated to issue such investor 88,496 shares of common stock in February 2013 at no additional cost and (ii) issue to such investor an option to purchase 66,372 shares of common stock for one year for 2.26 per share and to purchase 66,372 shares of common stock for two years at a price per share of $4.52.

The Company has estimated the aggregate fair value of such options granted using the Black-Scholes option pricing to be approximately $76,000.

On January 3, 2013, the Company signed a consulting agreement with Emerging Market Consulting, LLC (the “EMC”). According to the agreement, EMC would assist the Company with the design, development and dissemination of corporate information for a period of three month with an option to extend the agreement for an additional nine months. The Company paid EMC $11,000 and issued 39,824 restricted shares of the Company common stock, for the first period. The Company evaluated the cost of such issuance based on the share price of the Company to be $11 thousand. The Company elected not to renew the agreement and the agreement expired on April 3, 2013.

On February 2, 2013 the Company issued 451,328 shares of common stock to an investor for an aggregate amount of $50,000.

On February 19, 2013, the Company signed a subscription agreement with a non-US investor pursuant to which such investor agreed to invest an aggregate of $75,000 into the Company in three installments: (i) $25,000 on March 10, 2013, (ii) $25,000 on April 10, 2013 and (iii) $25,000 on May 10, 2013. For each $25,000 invested, the Company was obligated to issue 88,496 shares of common stock to the investor. As of September 30, 2013 the investor transferred to the Company all three installments and the Company issued to the investor 265,487 shares. In addition, the non-US investor invested an additional $25,000 for an additional 88,496 shares of common stock of the Company.

On February 20, 2013, the Company signed a subscription agreement with a non-US investor pursuant to which such investor agreed to invest an aggregate of $50,000 into the Company in three installments: (i) $16,600 on March 10, 2013, (ii) $16,600 on April 10, 2013 and (iii) $16,700 on May 10, 2013. Upon receipt of each installment, the Company was obligated to issue 146,903 shares of common stock to the investor. As of September 30, 2013, the Company received all three installments totaling $50,000 and issued 440,708 shares. Additionally, on May 23, 2013 the Company issued 35,399 shares of the Company for $4,000 to the non-US investor under the same terms of the agreement above.

On March 18, 2013 the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive Officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On April 30, 2013 the Board of Directors of the Company approved the issuance of 230,089 shares of the Company and 203,089 options to its Chief Executive officer, 203,540 shares and 203,540 options to the Chairman of the Board, 168,142 shares and 168,142 options to the Executive Vice-President and 88,496 shares and 88,496 options to both the Chief Carbon Officer and general counsel of the Company and for the CTO of Company. The shares and options will vest over a two year period with 1/8 of the total amount of the shares and options vesting at the end of each quarter from the date of the grant.

In May and July 2013, the Company issued 495,576 shares of common stock to an investor for an aggregate amount of $49,315.

On June 19, 2013 the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On June 19, 2013 the Company entered into an agreement with a third party. In exchange for his services the Company issued the third party 176,992 shares of common stock of the Company. On June 23, 2013, the Company signed an additional agreement with the third party according to which the Company issued additional 156,611 shares of common stock of the Company.

On June 19, 2013 the Company entered into an agreement with a non-US investor to sell 132,744 shares of common stock for an aggregate amount of $50,000.

On June 19, 2013 the Company entered into an agreement with a non-US investor to sell 53,634 shares of common stock for an aggregate amount of $20,000.

On June 26, 2013 the Company entered into an agreement with a non-US investor to sell 53,098 shares of common stock for an aggregate amount of $20,000.

On June 26, 2013 the Company signed a Capital Markets Advisory Consulting Agreement with Incline Partners, LLC (“Incline”). According to the agreement, Incline agreed to provide the Company with capital market advisory and monthly distribution of articles and media for a period between June 15, 2013 through August 15, 2013. In consideration for the above services, the Company paid Incline a cash payment of $28,000 and issued 88,496 restricted shares of the Company common stock.

On July 22, 2013 the Company entered into an agreement with a non-US investor to sell 268,169 shares of common stock for an aggregate amount of $100,000.

On September 3, 2013 the Company entered into an agreement with a non-US investor to sell 268,169 shares of common stock for an aggregate amount of $100,000.

On October 13, 2013 a non-US investor converted $87,000 principal loan for 384,956 shares of the Company’s common stock.

On October 13, 2013, a non-US investor converted $37,000 principal loan for 163,717 shares of the Company’s common stock.

During October 2013, holders of $47,878 of principal amount of Asher convertible notes converted their notes into 402,276 shares of the Company’s common stock.

On October 8, 2013, the Company issued 88,496 shares of common stock for consulting services.

On November 5, 2013, the Company’s subsidiary, Eastern Sphere, Ltd., entered into an agreement with an investor providing for the issuance of 491,642 shares of the Company’s common stock in consideration for $100,000.

On November 14, 2013, the Company’s subsidiary, Eastern Sphere, Ltd., entered into an agreement with an investor providing for the issuance of 146,016 shares of the Company’s common stock in consideration for $29,107.

On December 4, 2013, the Company entered into an agreement with an investor that agreed to provide collateral in the amount of $480,000 (€353,200) to enable the Company to receive a letter of credit in respect of the Company’s North Carolina project. In consideration for providing the collateral, the investor shall be entitled to a 4% ownership stake in the North Carolina project companies and was issued 44,248 shares of the Company’s common stock. Mr. Shlomi Palas personally guaranteed the Company’s obligations under the agreement with the investor. In addition, in accordance with the agreement, the Company issued to the investor a convertible note due on March 4, 2014 in the principal amount of $480,000 (€353,200) bearing interest at 1% per month, payable on a monthly basis. On or after March 4, 2014, any outstanding and unpaid principal under the convertible note is convertible into the Company’s shares of common stock based on the then applicable market price of the Company’s shares. The Company and the investor have verbally agreed to extend the maturity of such convertible note indefinitely and, in the meantime, the Company continues to make 1% interest payments on a monthly basis.

On December 13, 2013 the Board of Directors of the Company approved the issuance of 424,779 shares of the Company to its Chief Executive Officer, 353,982 shares to the Chairman of the Board, 353,982 shares to the Executive Vice-President and 283,186 shares to the Chief Carbon Officer and general counsel of the Company. Such shares were issued at January 9, 2014.

On December 15, 2013, the Company agreed to issue 600,000 shares of common stock to a consultant providing investor relation services. The shares are to be issued in three tranches of 200,000 each, the first within 10 days of entering into the agreement, the second on the four month anniversary of the agreement and the final on the eight month anniversary of the agreement. The first tranche of 200,000 shares was issued on January 9, 2014. During October 2014, the Company terminated the investor relation service agreement.

On January 9, 2014, the Company issued 265,486 shares of common stock to an investor for $25,000 in cash.

On January 9, 2014, the Company issued 345,132 shares of common stock for consulting services. The Company has estimated the fair value of such shares and recorded an expense of $89,734.

On January 9, 2014, the Company issued 17,700 shares of common stock for consulting services. The Company has estimated the fair value of such shares and recorded an expense of $4,602.

On January 26, 2014, the Company signed a subscription agreement with Talya Levy-Tytiun (“Talya”) pursuant to which Talya agreed to invest an aggregate of $400,000 into the Company for the sale of 1,739,130 shares of common stock. The Company was obligated to issue Talya additional shares of the Company, if, six months from the date of the agreement her ownership in the Company would be reduced below 12.3%. In addition, the Company guaranteed that if on the first anniversary of the agreement, the share price of the Company common stock was 0.23$ per share or less, the Company shall transfer Talya such amount necessary to make Talya whole and reimburse her for any loss due to her investment. On September 17, 2014 the Company issued Talya 2,866,194, shares of common stock as a reimbursement under the above agreement.

On February 7, 2014, the Company issued an aggregate of 1,200,000 shares of its common stock to CTW – Changing the World Technologies, Ltd. (“CTW”) in exchange for (i) an investment of $77,000 (for which CTW received 385,000 shares of common stock) and (ii) the provision of financial engineering services (for which CTW received 815,000 shares of common stock).

On March 5, 2014 Eastern Institutional Funding, LLC purchased $68,750 of the Company’s 20% notes due one year from such date that are convertible into shares of the Company’s common stock at a discount of 50% from the lowest trade price over the last 20 days from the date of conversion. On March 21, 2014, Capitoline Ventures II, LLC purchased $68,750 of the Company’s 20% notes due one year from such date that are convertible into shares of the Company’s common stock at a discount of 50% from the lowest trade price over the last 20 days from the date of conversion. As of June 30, 2014, the Company issued 5,114,073 shares of common stock in respect of the above notes and the remaining 1,320,000 shares were issued on July 2014.

On March 10, 2014 the Board of Directors of the Company approved the issuance of 250,000 shares of the Company to its Chief Executive Officer, 220,000 shares to the Chairman of the Board, 200,000 shares to the Executive Vice-President and 180,000 shares to the Chief Carbon Officer and general counsel of the Company.

On April 22, 2014 the Company signed a Consulting Services Agreement with a non-US person pursuant to which, the Company agreed to issue 4,000,000 shares of its common stock in exchange for consulting services to include, but not be limited to, advice on investor relations, public relations, transaction structuring, ongoing introductions to investors and strategic initiatives. The agreement is effective for one year commencing September 1, 2013. During the third quarter of 2014, the Company issued 3,350,000 shares of common stock in the Company. The Company has estimated the fair value of such shares and recorded an expense of $612,700.

During the third quarter of 2014, the Company signed several investment agreements according to which the Company issued 880,000 shares of common stock the Company for total consideration of $109,721 in cash. In addition, the investors received options to purchase 822,500 shares of common stock of the Company for an exercise price of 0.10 cent per share.

During the third quarter of 2014, the Company signed several investment agreements according to which the Company issued 759,041 shares of common stock the Company for total consideration of $77,127 in cash. In addition, the investors received options to purchase 759,041 shares of common stock of the Company for an exercise price of 0.10 cent per share and 759,041 shares of common stock of the Company for an exercise price of 0.13 cent per share.

During the third quarter of 2014, the Company signed several investment agreements according to which the Company issued 352,805 shares of common stock the Company for total consideration of $98,784 in cash. In addition, the investors received options to purchase 352,805 shares of common stock of the Company for an exercise price of 0.60 cent per share.

On May 1, 2014, the Company signed a consulting agreement with an investor according to which the company shall issue 2,819,000 shares of common stock of the Company and warrants to purchase 1,193,000 shares of common stock of the Company at an exercise price of $0.10 for one year commencing May 1, 2014. On September 22, 2014 the Company issued the consultant, 2,484,000 shares of common stock of the Company under the above agreement. In addition, on September 22, 2014 the Company issued 963,000 shares of common stock the Company to the consultant, for total cash consideration of $52,708. In addition, on May 1, 2014 the Company signed an agreement with the consultant according to which the consultant would provide investor relations services for a period of 12 months. Based on the agreement the Company issued the consultant 300,000 shares of the Company and 1,500,000 options to purchase shares of the Company at an exercise price of 0.10 cent per share. The options expire after 5 years. In addition, the Company agreed to issue 500,000 additional shares upon fulfillment of other conditions set in the agreement. The Company evaluated the fair value of the 300,000 shares and 1,500,000 options issued at $90,000 and $151,434, respectively.

On May 2, 2014 the Company signed an agreement with a consultant according to which the consultant would provide investor relations services for a period of 12 months. Based on the agreement the Company issued the consultant 211,084 shares of the Company. The Company evaluated the fair value of the 211,084 shares and recorded an expense of $41,518.

On May 25, 2014 the Company signed an agreement with a consultant according to which the consultant would provide investor relations services for a period of 6 months. Based on the agreement the Company issued the consultant 350,000 shares of the Company and 350,000 warrants to purchase shares of the Company at an exercise price of 0.20 cent per share. The options expire after 6 month. In addition, the Company agreed to issue 150,000 additional shares after 6 month from the date of the agreement and additional 150,000 shares for $0.20 per share, and pay the consultant NIS 18,000 per month during the agreement term. The Company evaluated the fair value of the 300,000 shares at $54,600. In addition the company recorded an expense related to the warrants issued of $28,310.

On June 1, 2014 the Company signed an investment agreement with a third party according to which the Company issued 179,856 shares of common stock the Company for total consideration of $28,874 in cash. In addition, the investor received options to purchase 179,856 shares of common stock of the Company for an exercise price of 0.25 cent per share.

During the third quarter of 2014, the Company signed several investment agreements according to which the Company issued 199,039 shares of common stock the Company for total consideration of $19,904 in cash. In addition, the investors received options to purchase 199,039 shares of common stock of the Company for an exercise price of 0.13 cent per share and 199,039 shares of common stock of the Company for an exercise price of 0.16 cent per share.

On June 18, 2014 the Company signed an advisory board agreement with an accredited investor according to which the investor will serve on the Company’s advisory board for a period of one year from the date of the agreement unless otherwise extended by the parties. For his services, the advisor is entitled to 150,000 shares of the Company’s common stock of which75,000 vest on the date of the agreement and the remaining amount in three quarterly 25,000 shares, beginning 90 days from the date of the agreement. In addition the advisor is entitled to receive 150,000 warrants of the Company’s common stock. The warrants vest in 4 equal amounts over a period of twelve (12) months, the initial amount vesting on the agreement date. The warrants will allow the director to purchase the common stock of the Company for a period of 3 years from the agreement date. The warrants shall be exercisable in the following amounts: 1/3 at $0.30 a share, 1/3 at $0.40 a share, and 1/3 at $0.50 a share. In the event the advisor ceases to be a member of Board at any time during the vesting period for any reason, then any unvested warrants or unvested shares shall be irrefutably forfeited. On July 10, 2014 the Company issued 75,000 shares on account of such agreement. The Company evaluated the fair value of the shares and warrants and recorded an expense of $52,800.

At April and June 2014 the Company signed three agreements with a non-US investor who provided the Company with several loans amounted to $78,400, according to which the investor converted his balance of loans into 800,892 shares of common stock of the Company. In addition, the Company issued the non-US investor invested 380,435 shares of common stock of the Company for total cash consideration of $69,000.

On July 3, 2014 the Company issued 1,250,000 shares of common stock the Company to an investor for total cash consideration of $75,000.

On July 29, 2014 the Company issued 144,054 shares of common stock the Company to an investor for total cash consideration of $34,522. In addition, the investor received options to purchase 144,054 shares of common stock of the Company for an exercise price of 0.10 cent per share. During April 2015 the investor exercised his option and the Company issued additional 144,054 shares.

During April 2015, a non-US investor exercised his warrants to purchase shares of common stock of the Company for total consideration of $48,549.

On May 27, 2015 the Company issued consultant 180,000 shares of common stock of the Company in respect of his 2014 consulting agreement with the Company. The Company has estimated the fair value of such shares and recorded an expense of $7,560.

During July 2014, the Company issued a non-US investor 190,000 shares of common stock pursuant to a convertible loan agreement dated June 2013.

During July and August 2014, the Company issued a non-US investor 3,969,133 shares of common stock of the Company, of which 650,000 were issued pursuant to the April 22, 2014 Consulting Services Agreement signed with the non-US person and the remaining were issued pursuant to the August 21, 2014 consulting agreement. The Company has estimated the fair value of such shares and recorded an expense of $970,573.

On July 10, 2014 a loan in the amount of $24 thousand amount was converted into 115,000 shares of the Company. In addition, the Company granted the investor additional 75,000 shares for granting the loan.

During July through September, 2014 the Company issued a consultant, 2,177,000 shares of common stock of the Company under his September 10, 2013 and April 22, 2014 consulting agreements. The Company has estimated the fair value of such shares and recorded an expense of $481,810.

On September 21, 2014, the Company issued 280,592 shares of common stock of the Company for total cash consideration of $59,000.

On September 21, 2014 the Company issued 48,183 shares of common stock the Company for total cash consideration of $11,557. In addition, the investor received options to purchase 48,183 shares of common stock of the Company for an exercise price of 0.32 cent per share.

On October 28, 2014 the Company issued 335,000 shares of the Company’s common stock, in connection with the May 1, 2014 service agreement.

During October, 2014, Asher converted $42,500 principal amount out of the April 11, 2014 notes for 471,967 shares of the Company’s common stock.

On December 8, 2014 the Company issued 209,041 shares of the Company’s common stock to Carter Terry, in connection with the issuance of as detailed in note 4 above.

On October 3, 2014 the Company signed a consulting agreement with a non-US citizen according to which the consultant would provide investor relation and public relations services for a period of one year. The Company agreed to grant the consultant 2,000,000 shares of the Company and additional 500,000 options to purchase Company's shares at an exercise price of $0.001 per shares. Such shares were issued on March 19, 2015. In addition, on the same date the Company issued the consultant 500,000 shares of the Company for the exercised of the options granted. The Company has estimated the fair value of such shares and options, and recorded an expense of $216,828.

On January 5, 2015 the Company signed a consulting agreement with Dr. Borenstein Ltd according to which the company issued the consultant 1,000,000 options to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.001 for one year commencing the date of the agreement. The Consultant exercised such options at May 27, 2015. The Company has estimated the fair value of such options, and recorded an expense of $158,024.

On February 28, 2015 and March 19, 2015 the Company issued 6,114,867 shares of the Company the consultant in respect of his September 2014 consulting investor relation and public relations services agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $738,353.

On March 12, 2015 the Company issued 109,039 shares of the Company for an investor pursuant to the exercise of his options granted at May 2014. The Company has estimated the fair value of such shares, and recorded an expense of $14,103.

In May and June 2015, the Company issued 3,765,000 shares of the Company to a consultant in respect of his investor relations and public relations services pursuant to a consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $150,118.

In May 2015, the Company issued 3,250,000 shares of the Company to a consultant in respect of his investor relations and public relations services pursuant to a consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $136,500.

On June 15, 2015 the Company issued consultant 1,500,000 shares of common stock of the Company in mutual agreement for termination of his June 2014 consulting agreement. The Company has estimated the fair value of such shares, and recorded an expense of $34,500.

From July through September 2015, the Company issued 8,035,000 shares of common stock to a consultant in respect of his investor relations and public relations services consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $198,614.

In August 2015, the Company issued 3,474,405 shares of the Company to Maxim Group LLC in respect of its financial advisor and investment banker agreement with the Company. The shares have been valued at $34,397.

In August 2015, the Company issued 1,128,237 shares of the Company to a non-U.S. person in respect of its financial advisor and investment banker settlement agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $13,088.

On April 13, 2015, the Company entered into a subscription agreement with a non-U.S. person pursuant to which the Company issued 416,667 shares of common stock in exchange for $25,000.

On April 15, 2015, the Company entered into a Subscription Agreement with Dr. Borenstein Ltd. (the “April Borenstein Subscription Agreement”) pursuant to which the Company agreed to sell 1,630,000 shares of common stock of the Company for the aggregate purchase price of $48,000. Such shares have been issued after the balance sheet date.

On June 12, 2015, the Company entered into a Subscription Agreement with Dr. Borenstein Ltd. (the “June Borenstein Subscription Agreement”) pursuant to which the Company agreed to sell 8,484,848 shares of common stock of the Company for the aggregate purchase price of $140,000. Such shares have been issued after the balance sheet date.

On July 1, 2015, the Company entered into a subscription agreement with a non-U.S. person pursuant to which the Company issued 2,000,000 shares of common stock in exchange for $32,000.

On July 6, 2015, the Company entered into a subscription agreement with several non-U.S. entity pursuant to which the Company issued 2,428,571 shares of common stock in exchange for $51,000.

On July 17, 2015, the Company entered into a subscription agreement with several non-U.S. personnel pursuant to which the Company issued 2,318,183 shares of common stock in exchange for $39,394.

From February through August 2015, convertible promissory notes holders representing an aggregate principal amount of $1,480,716 converted their notes into 75,060,414 shares of the Company’s common stock.

Share Repurchase Program

On June 17, 2015, the Company’s Board of Directors approved a share repurchase program (the “Share Repurchase Program”). Under the Share Repurchase Program, the Company is authorized to repurchase up to $500,000 worth of its common stock, which, based on the value of the Company’s common stock on September 30, 2015, equates to approximately 16,666,667 shares of common stock. However, the total number of shares could differ based on the ultimate price per share paid by the Company. Further, the Company’s shares of common stock may be purchased on the open market or through privately negotiated transactions from time-to-time and in accordance with applicable laws, rules and regulations. The Company is not obligated to make any purchases, including at any specific time or in any particular situation. The program may be limited or terminated at any time without prior notice. As of September 30, 2015, the Company had not repurchased any shares under the Share Repurchase Program. On June 23, 2015, the Company repurchased 144,054 shares from a shareholder for $28,328 as part of a settlement with such shareholder. This repurchase was not pursuant to the Share Repurchase Program.

Reverse stock split

On November 26, 2013, the Company amended and restated its Articles of Incorporation to authorize the issuance of 500,000,000 shares of preferred stock, $0.001 par value, in one or more series and with such rights, preferences and privileges as its Board of Directors may determine and to effect a 1 for 113 reverse stock split of the Company’s outstanding common stock. In addition, the Amended and Restated Articles of Incorporation provide, among other things, for indemnification and limitations to the liability of the Company’s officers and directors.

As a result of the reverse stock split, which became effective on December 4, 2013, every 113 shares of the Company’s outstanding common stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s common stock, and the number of outstanding shares of the Company’s common stock was reduced from 1,292,103,309 to 11,434,611 shares.

All share, stock option and per share information in these consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.